ORGANIZATION AND BUSINESS DESCRIPTION (Details) - $ / shares	Feb. 10, 2021	Jul. 06, 2019	May 13, 2019	Dec. 04, 2018
Organization And Description of Business [Line Items]
Number of shares issued during period		20,397,960	2	100
Initial public offering
Organization And Description of Business [Line Items]
Number of shares issued during period	6,000,000
Public offering price	$ 5.00